Income taxes - Reconciliation of effective tax rate (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes
(Loss)/profit before income tax	₽ 2,571,597	₽ 2,225,448	₽ 1,542,447	[1]
Income tax at 20% tax rate	(514,319)	(445,090)	(308,489)
Effect of tax rates in foreign jurisdictions	3,878	(23,408)	(40,204)
Withholding tax on intra-group dividend and unremitted earnings	76,241	60,436	39,879
Non-taxable gain from sale of subsidiary			766
Unrecognized deferred tax asset	(134,495)	(113,047)	(109,094)
Non-deductible interest expense		(18,421)	(49,149)
Non-deductible expenses related to management incentive agreement	(52,465)	(35,485)	(15,730)
Other net non-deductible expense	(64,612)	(69,407)	(27,581)
Total income tax expense	₽ (685,772)	₽ (644,422)	₽ (509,602)	[1]
Applicable tax rate	20.00%	20.00%	20.00%

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.